Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

Note 20 – Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

The EMMAC Transaction (see Note 4 – Acquisitions) constituted a related party transaction within the meaning of Multilateral Instrument 61-101 – Protection of Minority Security Holders in Special Transactions (“MI 61-101”) as a result of Measure 8 Ventures, LP, an investment fund managed by Mr. Boris Jordan, the Executive Chairman and control person of the Company, having an interest in the EMMAC Transaction by way of a profit interest and a convertible debt instrument which converted into shares of EMMAC representing 8% of EMMAC equity at closing of the EMMAC Transaction. Mr. Jordan owns a minority interest in Measure 8 Ventures, LP. The Company relied upon the exemptions provided under Sections 5.5(b) of MI 61-101 – Issuer Not Listed on Specified Markets and 5.7(1)(a) of MI 61-101 – Fair Market Value Not More the 25% of Market Capitalization from the requirements that the Company obtain a formal valuation of the EMMAC Transaction and that the EMMAC Transaction receive the approval of the minority shareholders of the Company.

The terms of the EMMAC Transaction and Curaleaf International Transaction were negotiated by management and advisors under guidance of, and unanimously recommended for approval by, a committee composed of members of the Board of Directors free from any conflict of interest with respect to the EMMAC Transaction and Curaleaf International Transaction (the “Special Committee”), all of which were independent members of the Board of Directors within the meaning of National Instrument 52-110 – Audit Committees. The Special Committee received a fairness opinion from the independent investment bank Eight Capital, to the effect that, in its opinion, and based upon and subject to the assumptions, limitations and qualifications set forth therein, the consideration paid by the Company as part of the EMMAC Transaction was fair, from a financial point of view, to the Company. The fee paid to Eight Capital in connection with the delivery of its fairness opinion was not contingent on the successful implementation of the EMMAC Transaction.

The Company incurred the following transactions with related parties during the years ended December 31, 2021 and 2020.

			Balance receivable (payable)
	December 31,		December 31,
Transaction	2021	2020	2021	2020
Processing fees (1)	$—	$2,220	$—	$—
Consulting fees (2)	641	1,225	—	—
Travel and reimbursement (3)	1,279	180	—	—
Rent expense, net (4)	(130)	(208)	—	—
Equipment purchases (5)	2,726	—	—	—
Senior Secured Notes - 2026 (6)	43	—	(10,000)	—
Promissory Note - 2024 (6)	2,183	1,047	—	(9,700)
Non-consolidated GR Companies (7)	—	—	—	5,947
	$6,742	$4,464	$(10,000)	$(3,753)

(1) For the year ended December 31, 2020, the Company recognized direct expenses of $2,220, for processing expenses with Sisu Extracts, a state licensed processor in California, that performed toll processing services for the Company. Cameron Forni, former Select President, holds a passive investment in Sisu Extracts. Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. There are no on-going contractual commitments related to these transactions.

(2) For the year ended December 31, 2021, the Company recognized consulting expense of $271 for real estate management and advisory services to Frontline Real Estate Partners, LLC, a company controlled by Mitchell Kahn, a Board Member. The Company also recognized consulting expense of $370 for the year ended December 31, 2021 for similar services to Measure 8 Venture Partners, a Company controlled by Boris Jordan, Executive Chairman and control person of the Company. For the year ended December 31, 2020, the Company recognized $1,000 of consulting expenses to Measure 8 Venture Partners and $74 in consulting services for work directly performed by Mr. Jordan. For the year ended December 31, 2020, the Company recognized consulting expense of $151 for real estate management and advisory services to Frontline Real Estate Partners, LLC. There are on-going contractual commitments related to these transactions.

(3) For the year ended December 31, 2021, the Company recognized $1,257 and $22 in travel and other business development costs for payments made to Measure 8 Venture Partners and to Mr. Jordan, respectively for reimbursements of certain expenses incurred by them. For the year ended December 31, 2020, the Company recognized $40 and $140 for payments made to Measure 8 Venture Partners and Mr. Jordan, respectively, for reimbursement of certain expenses incurred by them. Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. There are on-going contractual commitments related to these transactions.

(4) For both the years ended December 31, 2021 and 2020, the Company recognized a rent expense credit of $238 for a sublease between Curaleaf NY LLC and Measure 8 Venture Partners. For the years ended December 31, 2021 and 2020, the Company recognized rent expense of $108 and $30, respectively, for a lease between GR Companies, Inc. and FREP Elm Place II, LLC, a company owned in part by Mr. Kahn. Both arrangements represent on-going contractual commitments based on executed leases.

(5) For the year ended December 31, 2021, the Company paid $2,726 to Sentia Wellness to purchase hemp processing equipment. Sentia Wellness is a Cannabidiol company that was formerly associated with Select, prior to the acquisition by Curaleaf. Mr. Jordan and Mr. Forni have interests in Sentia Wellness. There are no on-going contractual commitments related to this transaction.

(6) For the year ended December 31, 2021, Baldwin Holdings, LLC, in which Joseph F. Lusardi, the Company’s Executive Vice Chairman, owns a direct equity interest held $10,000 of the total $475,000 of Senior Secured Notes – 2026. The Company, recognized interest expense of $43 related to the portion of the Senior Secured Notes - 2026 held by Baldwin Holdings, LLC. The Promissory Note – 2024 previously held by Baldwin Holdings, LLC, was exchanged for Senior Secured Notes – 2026 as part of the private placement of Senior Secured Notes – 2026 completed by the Company in December 2021 (Note 11 – Notes payable). As a result of this exchange, the Company repaid the $9,700 and related interest expense of $1,257 and prepayment penalty fee of $923. For the year ended December 31, 2020, interest expense under the Promissory Note – 2024 was $1,047. Amounts recorded in connection with these expenses were recorded on a current cost basis at the time expenses were incurred. The Senior Secured Notes – 2026 held by Baldwin Holdings, LLC contain certain repayment and interest components that represent on-going contractual commitments with this related party.

(7) Through its acquisition of Grassroots, the Company acquired an option to purchase MCCW from its sole owner, KDW, subject to regulatory approval. MCCW is the holder of cultivation, processing, and dispensary licenses in Maryland. MCCW is the sole owner of each of GR Vending MD Management, LLC and GR Vending MD, LLC. Mr. Kahn, a member of the Company’s board of directors, is a minority stockholder, the sole director and an officer of KDW. As of December 31, 2020, $5,947 represents certain intercompany amounts receivable between KDW and the Company.

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company's executive management team and management directors. Key management personnel compensation and other related party expenses for the years ended December 31, 2021 and 2020 are as follows:

	Year ended
	December 31,
Key management personnel compensation	2021	2020
Short-term employee benefits	$4,972	$4,123
Other long-term benefits	43	46
Share-based payments	15,329	17,093
Total key management personnel compensation	$20,344	$21,262